Share-based payments, Reconciliation of Outstanding Share Options (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Jun. 30, 2023 shares $ / shares
Weighted Average Exercise Price [Abstract]
Share-based payments expense | $	$ (5,817)	$ (3,503)	$ (17,622)	$ (10,273)
Share Options [Member]
Number of Options [Abstract]
Outstanding beginning of period (in shares) | shares			8,906,839	9,010,547	9,010,547
Granted during the period (in shares) | shares			0		0
Forfeited during the period (in shares) | shares			0		(103,708)
Vested during the period (in shares) | shares			0		0
Outstanding end of period (in shares) | shares	8,906,839		8,906,839		8,906,839
Exercisable at end of period (in shares) | shares	3,615,546		3,615,546		3,485,302
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share)			$ 41.93	$ 41.67	$ 41.67
Granted during the period (in dollars per share)			0		0
Forfeited during the period (in dollars per share)			0		20.03
Vested during the period (in dollars per share)			0		0
Outstanding end of period (in dollars per share)	$ 41.93		41.93		41.93
Exercisable at end of period (in dollars per share)	$ 2.92		$ 2.92		$ 2.97
Weighted average remaining contractual life			6 years 7 months 17 days		7 years 6 months 25 days
Share-based payments expense | $	$ 3,092	$ 3,150	$ 9,397	$ 9,273
Share Options [Member] | Minimum [Member]
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share)			$ 1.53
Outstanding end of period (in dollars per share)	$ 1.53		1.53		$ 1.53
Share Options [Member] | Maximum [Member]
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share)			75
Outstanding end of period (in dollars per share)	$ 75		75		$ 75
$75 Exercise Price Options [Member]
Weighted Average Exercise Price [Abstract]
Granted during the period (in dollars per share)			$ 75